Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

At September 30, 2020 and December 31, 2019, property and equipment consisted of the following:

	Useful Life	September 30, 2020	December 31, 2019
Delivery trucks and vehicles	5 - 6 years	$761,652	$301,142
Equipment	5 years	3,470	3,470
Subtotal		765,122	304,612
Less: accumulated depreciation		(106,307)	(64,206)
Property and equipment, net		$658,815	$240,406

At December 31, 2019 and 2018, property and equipment consisted of the following:

	Useful Life	December 31, 2019	December 31, 2018
Delivery trucks and vehicles	5 - 6 years	$301,142	$1,033,397
Equipment	5 years	3,470	-
Subtotal		304,612	1,033,397
Less: accumulated depreciation		(64,206)	(96,566)
Property and equipment, net		$240,406	$936,831